Condensed Statements of Cash Flows (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities	$ 33,474	¥ 216,834	¥ 325,365	¥ 64,531
Net cash used in investing activities	(57,139)	(370,130)	(2,261,797)	(1,507,315)
Net cash generated from financing activities	172,132	1,115,032	1,121,732	2,477,557
Net increase (decrease) in cash and cash equivalents	160,647	1,040,639	(814,441)	1,026,602
Cash and cash equivalents at beginning of year	99,481	644,415	1,458,856	432,254
Cash and cash equivalents at end of year	260,128	1,685,054	644,415	1,458,856
Parent Company
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities	(4,110)	(26,621)	(23,952)	(26,630)
Net cash used in investing activities	(150,869)	(977,300)	(1,186,053)	(67,455)
Net cash generated from financing activities	277,599	1,798,230	623,214	670,670
Net increase (decrease) in cash and cash equivalents	122,620	794,309	(586,791)	576,585
Cash and cash equivalents at beginning of year	601	3,891	590,682	14,097
Cash and cash equivalents at end of year	$ 123,221	¥ 798,200	¥ 3,891	¥ 590,682